SCHEDULE OF FOREIGN CURRENCY TRANSLATION (Details)	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024
Year End M Y R [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Average period MYR:US$ exchange rate		0.23650		0.21199
Annualized Average M Y R [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Average period MYR:US$ exchange rate		0.22874		0.21316
Period End MYR [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Average period MYR:US$ exchange rate	0.24806		0.22551
Average Period MYR [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Average period MYR:US$ exchange rate	0.24390		0.22696